Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
HARTFORD SMALL COMPANY HLS FUND (Prospectus Summary) | HARTFORD SMALL COMPANY HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hartford Small Company HLS Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks its investment objective by investing primarily in common stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), invests at least 80% of its assets in common stocks of small capitalization companies. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities, and may trade securities actively. The Fund employs a multi-portfolio manager structure whereby portions of the Fund’s cash flows are allocated among different portfolio management teams that employ distinct investment styles intended to complement one another.

The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of May 29, 2015, this range was approximately $92.20 million to $4.66 billion.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Small Cap Securities Risk −Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Investment Strategy Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Growth Investing Style Risk −If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Asset Allocation Risk −The risk that if the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.

Volatility Risk −Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Active Trading Risk  −Active trading could increase the Fund’s transaction costs (thus adversely affecting performance).

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund's performance when a portion of the Fund's portfolio was managed by a previous sub-adviser

•                  Include the Fund's purchase of Initial Public Offerings (“IPOs”)

•                  Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Shows the returns of the Fund’s Class IA shares. Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s Class IB shares differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 17.84% (2nd quarter, 2009) Lowest -26.17% (4th quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2015
HARTFORD SMALL COMPANY HLS FUND (Prospectus Summary) | HARTFORD SMALL COMPANY HLS FUND | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.95%
HARTFORD SMALL COMPANY HLS FUND (Prospectus Summary) | HARTFORD SMALL COMPANY HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	894
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	74
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	230
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	401
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 894
Annual Return 2006	rr_AnnualReturn2006	14.43%
Annual Return 2007	rr_AnnualReturn2007	14.23%
Annual Return 2008	rr_AnnualReturn2008	(40.60%)
Annual Return 2009	rr_AnnualReturn2009	29.29%
Annual Return 2010	rr_AnnualReturn2010	24.13%
Annual Return 2011	rr_AnnualReturn2011	(3.36%)
Annual Return 2012	rr_AnnualReturn2012	15.64%
Annual Return 2013	rr_AnnualReturn2013	44.38%
Annual Return 2014	rr_AnnualReturn2014	7.07%
Annual Return 2015	rr_AnnualReturn2015	(8.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.17%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IA
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.05%
HARTFORD SMALL COMPANY HLS FUND (Prospectus Summary) | HARTFORD SMALL COMPANY HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.79%

[1]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.